Stockholder's Equity (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Summary of common stock issuances
Dividend reinvestment plan issuances, Shares Issued	1,957,364	1,499,497	1,546,074
Dividend reinvestment plan issuances, Average Price	$ 43.95	$ 37.22	$ 43.37
Dividend reinvestment plan issuances, Gross Proceeds	86,034,000	55,818,000	67,055,000
Dividend reinvestment plan issuances, Net Proceeds	86,034,000	55,818,000	67,055,000
Equity shelf program issuances, Shares Issued	431,082	1,952,600	794,221
Equity shelf program issuances, Average Price	44.94	40.69	39.28
Equity shelf program issuances, Gross Proceeds	19,371,000	79,447,000	31,196,000
Equity shelf program issuances, Net Proceeds	19,013,000	77,605,000	30,272,000
Option exercises, Shares	129,054	96,166	118,895
Option exercises, Average Price	31.17	38.23	29.83
Option exercises, Gross Proceeds	4,022,000	3,676,000	3,547,000
Option exercises, Net Proceeds	4,022,000	3,676,000	3,547,000
Issuance of Common Stock, Shares	23,217,500	18,565,133	18,109,190
Gross Proceeds From Issuance Of Common Stock	1,033,452,000	724,973,000	817,218,000
Net proceeds from the issuance of common stock	995,438,000	704,533,000	782,285,000
March 2008 Public Issuance [Member]
Summary of common stock issuances
Public issuance, Shares Issued			3,000,000
Public issuance, Average Price			41.44
Public issuance, Gross Proceeds			124,320,000
Net proceeds from the issuance of common stock			118,555,000
July 2008 Public Issuance [Member]
Summary of common stock issuances
Public issuance, Shares Issued			4,600,000
Public issuance, Average Price			44.50
Public issuance, Gross Proceeds			204,700,000
Net proceeds from the issuance of common stock			193,157,000
September 2008 Public Issuance [Member]
Summary of common stock issuances
Public issuance, Shares Issued			8,050,000
Public issuance, Average Price			48.00
Public issuance, Gross Proceeds			386,400,000
Net proceeds from the issuance of common stock			369,699,000
February 2009 Public Issuance [Member]
Summary of common stock issuances
Public issuance, Shares Issued		5,816,870
Public issuance, Average Price		36.85
Public issuance, Gross Proceeds		214,352,000
Public issuance, Net Proceeds		210,880,000
September 2009 Public Issuance [Member]
Summary of common stock issuances
Public issuance, Shares Issued		9,200,000
Public issuance, Average Price		40.40
Public issuance, Gross Proceeds		371,680,000
Public issuance, Net Proceeds		356,554,000
September 2010 Public Issuance [Member]
Summary of common stock issuances
Public issuance, Shares Issued	9,200,000
Public issuance, Average Price	45.75
Public issuance, Gross Proceeds	420,900,000
Public issuance, Net Proceeds	403,921,000
December 2010 Public Issuance [Member]
Summary of common stock issuances
Public issuance, Shares Issued	11,500,000
Public issuance, Average Price	43.75
Public issuance, Gross Proceeds	503,125,000
Public issuance, Net Proceeds	$ 482,448,000